Bank loan (Details Narrative) - USD ($) $ in Thousands	Nov. 25, 2025	Feb. 24, 2025	Mar. 01, 2024
Secured Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Bank loan interest rate margin		1.00%
Secured revolving credit line		$ 30,000
Additional bank loan available		45,000
Available capacity	$ 75,000	$ 75,000
Bank loan maturity date		Mar. 31, 2028	Mar. 31, 2027
Secured Revolving Credit Facility [Member] | SOFR Rate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		3.00%
Amended Secured Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Additional bank loan available	25,000
Available capacity	$ 100,000
Bank loan maturity date	Nov. 19, 2028
Amended Secured Revolving Credit Facility [Member] | Minimum [Member] | SOFR Rate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	2.50%
Amended Secured Revolving Credit Facility [Member] | Maximum [Member] | SOFR Rate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.50%